Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000031307
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
C000218423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Without Sales Load [Member] | C000031307
Average Annual Return [Line Items]
Average Annual Return, Percent	15.36%	10.28%		5.59%
Without Sales Load [Member] | C000218423
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	10.61%	14.25%
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	15.77%	10.64%		5.73%
CREDIT SUISSE INDEX: BLOOMBERG COMMODITY INDEX TOTAL RETURN
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	15.77%	10.64%	14.29%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	0.10%